Staff expenses (Tables)	12 Months Ended
Dec. 31, 2024
Classes of employee benefits expense [abstract]
Summary of staff expenses

Staff expenses
in EUR million	2024	2023	2022
Salaries	4,906	4,559	4,145
Pension costs and other staff-related benefit costs	455	418	390
Social security costs	690	635	584
Share-based compensation arrangements	45	31	26
External employees	720	776	738
Education	49	50	47
Other staff costs	319	256	222
	7,184	6,725	6,152

Summary of number of employees

Number of employees
	Netherlands			Rest of the world			Total
	2024	2023	2022	2024	2023	2022	2024	2023	2022
Total average number of internal employees at full time equivalent basis	14,821	14,449	14,488	46,301	44,985	43,081	61,121	59,434	57,569

Summary of changes in share awards

Changes in share awards
	Share awards (in numbers)			Weighted average grant date fair values (in euros)
	2024	2023	2022	2024	2023	2022
Opening balance as at 1 January	3,897,800	3,699,555	3,674,672	8.81	7.97	7.60
Granted	4,429,394	3,469,747	3,107,083	13.75	9.71	8.99
Vested	-3,343,429	-3,113,115	-2,962,698	12.29	8.83	8.60
Forfeited	-128,223	-158,387	-119,502	10.73	8.54	7.63
Closing balance	4,855,542	3,897,800	3,699,555	10.88	8.81	7.97